Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Line Items]
Cash on hand	$ 71	$ 75
Cash in banks	105,141	101,662
Other demand deposits	6,986	746
Total cash	112,198	102,483
Short-term deposits, classified as cash equivalents	149,099	187,666
Short-term investments, classified as cash equivalents	327,233	265,917
Total cash equivalents	476,332	453,583
Total cash and cash equivalents	$ 588,530	$ 556,066	$ 630,438	$ 514,669